UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Common stocks 96.27%		$513,885,481
(Cost $406,457,576)

Aerospace & Defense 2.14%		11,438,700
United Technologies Corp.	210,000	11,438,700

Apparel Retail 2.97%		15,875,050
TJX Cos., Inc.	263,000	9,528,490
Urban Outfitters, Inc. (I)	264,000	6,346,560

Asset Management & Custody Banks 4.77%		25,444,835
Federated Investors, Inc. (Class B)	200,000	5,186,000
State Street Corp.	237,000	11,921,100
T. Rowe Price Group, Inc. (L)	178,500	8,337,735

Communications Equipment 2.81%		15,006,606
Cisco Systems, Inc. (I)	423,570	9,322,776
QUALCOMM, Inc.	123,000	5,683,830

Computer Hardware 6.92%		36,947,999
Apple, Inc. (I)	16,000	2,614,240
Hewlett-Packard Co.	340,000	14,722,000
International Business Machines Corp.	166,300	19,611,759

Construction & Farm Machinery & Heavy Trucks 1.08%		5,736,612
Caterpillar, Inc. (L)	130,200	5,736,612

Data Processing & Outsourced Services 0.47%		2,520,000
Paychex, Inc.	100,000	2,520,000

Distillers & Vintners 1.52%		8,109,400
Diageo PLC, ADR	130,000	8,109,400

Diversified Chemicals 1.00%		5,319,960
E.I. Du Pont de Nemours & Co.	172,000	5,319,960

Diversified Financial Services 2.44%		13,018,851
Bank of America Corp.	225,000	3,327,750
JPMorgan Chase & Co.	250,740	9,691,101

Drug Retail 1.47%		7,834,320
CVS Caremark Corp.	234,000	7,834,320

Electric Utilities 1.64%		8,727,180
FPL Group, Inc.	154,000	8,727,180

Electrical Components & Equipment 2.04%		10,877,620
Emerson Electric Co.	299,000	10,877,620

Fertilizers & Agricultural Chemicals 1.13%		6,048,000
Monsanto Co.	72,000	6,048,000

Food Distributors 1.36%		7,270,560
SYSCO Corp.	306,000	7,270,560

Gas Utilities 1.83%		9,788,720
Questar Corp.	296,000	9,788,720

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
General Merchandise Stores 1.00%		5,321,640
Target Corp.	122,000	5,321,640

Health Care Equipment 2.68%		14,317,640
Becton, Dickinson & Co.	148,000	9,642,200
Medtronic, Inc.	132,000	4,675,440

Health Care Supplies 1.61%		8,604,300
DENTSPLY International, Inc.	258,000	8,604,300

Home Improvement Retail 2.07%		11,027,860
Lowe's Cos., Inc.	491,000	11,027,860

Hypermarkets & Super Centers 2.52%		13,442,660
Wal-Mart Stores, Inc.	269,500	13,442,660

Industrial Conglomerates 3.35%		17,897,778
3M Co.	134,400	9,477,888
General Electric Co.	628,350	8,419,890

Industrial Gases 3.07%		16,377,784
Air Products and Chemicals, Inc. (L)	116,000	8,653,600
Praxair, Inc.	98,800	7,724,184

Integrated Oil & Gas 8.69%		46,405,478
Chevron Corp.	198,400	13,782,848
Exxon Mobil Corp.	199,872	14,068,990
Royal Dutch Shell PLC (A Shares)	196,000	10,317,440
Total SA, ADR	148,000	8,236,200

Integrated Telecommunication Services 1.22%		6,505,040
AT&T, Inc.	248,000	6,505,040

Internet Software & Services 1.94%		10,349,648
Google, Inc. (Class A)(I)	23,360	10,349,648

Investment Banking & Brokerage 2.28%		12,153,060
Charles Schwab Corp.	278,000	4,967,860
Goldman Sachs Group, Inc.	44,000	7,185,200

Life & Health Insurance 3.37%		18,007,314
Aflac, Inc.	182,400	6,905,664
MetLife, Inc.	327,000	11,101,650

Oil & Gas Equipment & Services 0.50%		2,650,800
Halliburton Co.	120,000	2,650,800

Oil & Gas Exploration & Production 1.66%		8,883,600
EOG Resources, Inc.	120,000	8,883,600

Pharmaceuticals 7.55%		40,322,971
Abbott Laboratories	254,000	11,427,460
Johnson & Johnson	223,450	13,605,871
Merck & Co., Inc.	170,000	5,101,700
Teva Pharmaceutical Industries, Ltd., ADR	191,000	10,187,940

Property & Casualty Insurance 1.04%		5,541,600
Chubb Corp.	120,000	5,541,600

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

			Shares	Value
Railroads 0.98%				5,255,956
Norfolk Southern Corp.			121,525	5,255,956

Regional Banks 1.64%				8,759,000
Fifth Third Bancorp			922,000	8,759,000

Semiconductors 4.63%				24,727,114
Intel Corp.			300,000	5,775,000
Linear Technology Corp.			334,500	8,988,014
Microchip Technology, Inc. (L)			370,000	9,964,100

Soft Drinks 2.55%				13,610,069
PepsiCo, Inc.			239,825	13,610,069

Steel 0.96%				5,114,050
Nucor Corp.			115,000	5,114,050

Systems Software 2.93%				15,641,976
Microsoft Corp.			665,050	15,641,976

Tobacco 2.44%				13,003,730
Philip Morris International, Inc.			279,050	13,003,730

Short-term investments 7.47%				$39,856,779
(Cost $39,847,697)

		Rate	Shares	Value
Cash Equivalents 3.80%				20,256,877
John Hancock Collateral Investment Trust (T)(W)		0.4185% (Y)	2,023,482	20,256,877

		Maturity
	Rate	date	Par value	Value
U.S. Government Agency 3.67%				19,599,902
Federal Home Loan Bank,
Discount Note	0.090%	08/03/09	19,600,000	19,599,902

Total investments (Cost $446,305,273)† 103.74%				$553,742,260

Other assets and liabilities, net (3.74%)				($19,951,699)

Total net assets 100.00%				$533,790,561

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

(Y) The rate shown is the annualized seven-day yield as of July 31, 2009.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $447,845,647. Net unrealized appreciation aggregated $105,896,613, of which $119,829,521 related to appreciated investment securities and $13,932,908 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

4

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$32,224,550	-	-	$32,224,550
Consumer Staples	63,270,739	-	-	63,270,739
Energy	57,939,878	-	-	57,939,878
Financials	82,924,660	-	-	82,924,660
Health Care	63,244,911	-	-	63,244,911
Industrials	51,206,666	-	-	51,206,666
Information Technology	105,193,343	-	-	105,193,343
Materials	32,859,794	-	-	32,859,794
Telecommunication Services	6,505,040	-	-	6,505,040
Utilities	18,515,900	-	-	18,515,900
Short-term Investments	20,256,877	$19,599,902	-	39,856,779
Total Investments in Securities	$534,142,358	$19,599,902	-	$553,742,260

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

5

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management, a division of MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q3 7/09
9/09

John Hancock
MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Balanced Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Bonds 17.57%				$160,506,552
(Cost $151,774,259)

Airlines 0.17%				1,542,853
Delta Airlines, Inc.,
Ser 2007-1 Class A	6.821%	08/10/22	1,815,121	1,542,853

Auto Parts & Equipment 0.10%				910,000
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11/01/15	1,000,000	910,000

Brewers 0.61%				5,557,285
Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	7.200	01/15/14	5,000,000	5,557,285

Cable & Satellite 0.58%				5,283,570
Comcast Cable Communications Holdings, Inc.,
Sr Note	8.375	03/15/13	729,000	837,606
Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07/01/18	4,000,000	4,445,964

Casinos & Gaming 0.10%				880,000
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03/01/14	1,000,000	880,000

Computer Hardware 0.88%				8,042,698
Hewlett-Packard Co.,
Sr Note	4.500	03/01/13	5,000,000	5,298,180
IBM Corp.,
Sr Sub Note	8.000	10/15/38	2,000,000	2,744,518

Consumer Finance 0.29%				2,684,105
Capital One Financial Corp.,
Sr Note	7.375	05/23/14	1,000,000	1,084,105
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	2,000,000	1,600,000

Department Stores 0.11%				1,035,628
Macy's Retail Holdings, Inc.,
Gtd Note	8.875	07/15/15	1,000,000	1,035,628

Diversified Chemicals 0.48%				4,404,554
Dow Chemical Co.,
Sr Note	8.550	05/15/19	2,000,000	2,194,190
EI Du Pont de Nemours & Co.,
Sr Note	5.875	01/15/14	2,000,000	2,210,364

Diversified Financial Services 0.58%				5,284,043
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	795,000	784,848
ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10/15/17	700,000	654,112
General Electric Capital Corp.,
Sr Note Ser A	6.125	02/22/11	1,000,000	1,052,235
Subordinated Debt (6.375% to 11/15/17 then
variable)	6.375	11/15/67	1,000,000	709,624

John Hancock Balanced Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co.,
Sr Note	4.650%	06/01/14	2,000,000	2,083,224

Electric Utilities 1.98%				18,092,612
Appalachian Power Co.,
Sr Note	4.950	02/01/15	3,000,000	3,049,098
Duke Capital LLC,
Sr Note	5.668	08/15/14	5,000,000	5,198,335
Duke Energy Carolinas LLC,
1st Ref Mtg	5.250	01/15/18	1,000,000	1,048,527
Florida Power Corp.,
1st Ref Mtg	5.800	09/15/17	1,205,000	1,314,596
Kansas City Power & Light Co.,
Sr Note	6.500	11/15/11	1,000,000	1,073,495
Oncor Electric Delivery Co.,
Bond (S)	5.950	09/01/13	1,000,000	1,076,116
Pacific Gas & Electric Co.,
Sr Note	5.625	11/30/17	5,000,000	5,332,445

Gas Utilities 0.12%				1,128,031
EQT Corp.,
Sr Note	8.125	06/01/19	1,000,000	1,128,031

Health Care Equipment 0.05%				418,922
Covidien International Finance SA,
Gtd Sr Note	6.000	10/15/17	380,000	418,922

Household Appliances 0.12%				1,053,598
Whirlpool Corp.,
Sr Note	8.000	05/01/12	1,000,000	1,053,598

Household Products 0.67%				6,118,045
Clorox Co.,
Sr Note	5.000	03/01/13	5,000,000	5,223,045
Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02/15/15	1,000,000	895,000

Independent Power Producers & Energy Traders 0.17%				1,542,946
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01/02/17	1,641,432	1,542,946

Industrial Conglomerates 0.57%				5,223,355
Koninklijke (Royal) Philips Electronics N.V.,
Sr Note	5.750	03/11/18	5,000,000	5,223,355

Integrated Oil & Gas 0.38%				3,473,433
Marathon Oil Canada Corp.,
Sr Sec Note	8.375	05/01/12	1,000,000	1,107,501
Shell International Finance BV,
Gtd Note	6.375	12/15/38	2,000,000	2,365,932

Integrated Telecommunication Services 0.70%				6,402,965
Telecom Italia Capital SA,
Gtd Sr Note	6.175	06/18/14	1,000,000	1,074,305
Verizon Communications, Inc.,
Sr Note	5.550	02/15/16	5,000,000	5,328,660

John Hancock Balanced Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Investment Banking & Brokerage 1.14%				10,447,158
Bear Stearns Cos., Inc.,
Sr Note	7.250%	02/01/18	1,000,000	1,121,027
Sr Note	6.400	10/02/17	2,000,000	2,138,552
Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10/01/37	1,000,000	1,008,712
Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05/14/38	1,000,000	1,002,607
Morgan Stanley,
Sr Note	6.000	04/28/15	5,000,000	5,176,260

Leisure Products 0.11%				1,031,767
Hasbro, Inc.,
Sr Note	6.125	05/15/14	1,000,000	1,031,767

Life & Health Insurance 0.56%				5,145,521
Aflac, Inc.,
Sr Note	8.500	05/15/19	1,500,000	1,685,435
Prudential Financial, Inc.,
Sr Note Ser D	5.150	01/15/13	3,500,000	3,460,086

Managed Health Care 0.11%				1,048,452
UnitedHealth Group, Inc.,
Sr Note	5.500	11/15/12	1,000,000	1,048,452

Multi-Line Insurance 0.12%				1,052,474
American International Group,
Sr Note	5.850	01/16/18	2,000,000	1,052,474

Multi-Utilities 0.40%				3,625,610
CalEnergy Co., Inc.,
Sr Bond	8.480	09/15/28	2,000,000	2,527,850
Sempra Energy,
Sr Note	6.500	06/01/16	1,000,000	1,097,760

Oil & Gas Exploration & Production 0.92%				8,427,509
Devon Energy Corp.,
Sr Note	5.625	01/15/14	3,000,000	3,214,284
XTO Energy, Inc.,
Subordinated Debt	5.500	06/15/18	5,000,000	5,213,225

Oil & Gas Storage & Transportation 0.91%				8,353,771
Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03/15/32	14,000	15,593
Sr Bond	5.950	02/15/18	5,000,000	5,192,780
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	1,000,000	1,107,890
Plains All American Pipeline LP,
Sr Note	4.250	09/01/12	2,000,000	2,037,508

Packaged Foods & Meats 0.48%				4,385,240
Kraft Foods, Inc.,
Sr Note	6.125	08/23/18	4,000,000	4,385,240

Paper Products 0.47%				4,260,832
International Paper Co.,
Sr Note	7.950	06/15/18	4,000,000	4,260,832

John Hancock Balanced Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Pharmaceuticals 1.10%				10,055,513
Abbott Laboratories,
Sr Note	5.600%	11/30/17	1,000,000	1,086,407
Express Scripts, Inc.,
Sr Note	6.250	06/15/14	3,000,000	3,273,153
Roche Holdings, Inc.,
Gtd Note (S)	5.000	03/01/14	2,250,000	2,393,352
Schering-Plough Corp.,
Sr Note	6.000	09/15/17	3,000,000	3,302,601

Railroads 0.69%				6,288,936
Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03/15/18	2,000,000	2,118,146
CSX Corp.,
Sr Note	5.500	08/01/13	3,000,000	3,118,398
Union Pacific Corp.,
Sr Note	5.750	11/15/17	1,000,000	1,052,392

Soft Drinks 0.14%				1,258,477
PepsiCo, Inc.,
Sr Note	7.900	11/01/18	1,000,000	1,258,477

Specialty Chemicals 0.57%				5,170,200
Ecolab, Inc.,
Sr Note	4.875	02/15/15	5,000,000	5,170,200

Specialty Stores 0.06%				585,761
Staples, Inc.,
Sr Note	9.750	01/15/14	500,000	585,761

Steel 0.49%				4,440,476
ArcelorMittal,
Sr Note	9.850	06/01/19	2,000,000	2,314,480
Nucor Corp.,
Sr Note	5.000	06/01/13	2,000,000	2,125,996

Tobacco 0.41%				3,737,036
Altria Group, Inc.,
Gtd Sr Note	8.500	11/10/13	3,235,000	3,737,036

Trading Companies & Distributors 0.23%				2,113,176
GATX Corp.,
Sr Note	8.750	05/15/14	2,000,000	2,113,176

Collateralized Mortgage Obligations 0.25%				$2,283,389
(Cost $1,569,121)

Collateralized Mortgage Obligations 0.25%				2,283,389
Countrywide Alternative Loan Trust,
Ser 2005-17 1X3, IO	3.153	06/25/35	57,943,675	977,800
DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2, IO	0.151	08/19/45	9,616,548	210,362
Residential Accredit Loans, Inc.,
Ser 2005-Q02 Class X, IO	1.201	09/25/45	17,642,362	220,530
Wells Fargo Mortgage-backed Securities Trust,
Ser 2006-AR12-1 Class A1 (P)	6.027	09/25/36	1,220,031	874,697

John Hancock Balanced Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value
Asset Backed Securities 0.62%				$5,665,976
(Cost $5,999,889)

Asset Backed Securities 0.62%				5,665,976
BMW Vehicle Lease Trust,
Ser 2009-1 Class A3	2.910%	03/15/12	5,000,000	5,065,976
Dominos Pizza Master LLC,
Ser 2007-1 Class M1 (S)	7.629	04/25/37	1,000,000	600,000

			Shares	Value
Common stocks 58.57%				$535,070,741
(Cost $464,168,331)

Aerospace & Defense 0.48%				4,370,444
Lockheed Martin Corp.			32,580	2,435,681
Raytheon Co.			41,209	1,934,763

Agricultural Products 1.86%				17,020,902
Archer-Daniels-Midland Co.			401,080	12,080,530
Bunge, Ltd.			70,607	4,940,372

Aluminum 0.03%				312,228
Alcoa, Inc.			26,550	312,228

Asset Management & Custody Banks 0.54%				4,931,570
Franklin Resources, Inc.			36,872	3,269,809
State Street Corp.			33,037	1,661,761

Automobile Manufacturers 0.38%				3,469,512
Ford Motor Co. (I)			433,689	3,469,512

Biotechnology 2.05%				18,765,655
Amgen, Inc. (I)			96,614	6,020,018
Cephalon, Inc. (I)(L)			109,630	6,429,799
Genzyme Corp. (I)			18,928	982,174
Gilead Sciences, Inc. (I)			109,006	5,333,664

Broadcasting & Cable TV 0.39%				3,569,988
CBS Corp. (Class B)			435,896	3,569,988

Communications Equipment 2.16%				19,732,007
Cisco Systems, Inc. (I)			183,886	4,047,331
Corning, Inc.			922,628	15,684,676

Computer & Electronics Retail 1.11%				10,109,706
Best Buy Co., Inc. (L)			270,530	10,109,706

Computer Hardware 3.17%				29,004,528
Apple, Inc. (I)			66,316	10,835,371
Dell, Inc. (I)			1,357,934	18,169,157

Computer Storage & Peripherals 1.27%				11,589,935
EMC Corp. (I)			769,584	11,589,935

Data Processing & Outsourced Services 2.34%				21,367,822
Companhia Brasileira de Meios de Pagamento			257,903	2,474,321
Fiserv, Inc. (I)			398,513	18,893,501

John Hancock Balanced Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Diversified Banks 0.68%		6,187,450
Wells Fargo & Co.	252,962	6,187,450

Diversified Financial Services 1.55%		14,144,719
Bank of America Corp.	666,242	9,853,719
JPMorgan Chase & Co.	111,022	4,291,000

Diversified Metals & Mining 0.49%		4,457,678
Freeport-McMoRan Copper & Gold, Inc. (Class B)	73,925	4,457,678

Drug Retail 1.48%		13,515,258
Walgreen Co.	435,274	13,515,258

Electric Utilities 1.25%		11,392,010
American Electric Power Co., Inc.	302,135	9,354,100
FPL Group, Inc.	35,961	2,037,910

Electrical Components & Equipment 0.19%		1,765,121
Emerson Electric Co.	48,519	1,765,121

Environmental & Facilities Services 1.44%		13,198,840
Republic Services, Inc.	496,197	13,198,840

Gas Utilities 0.56%		5,120,698
EQT Corp.	133,421	5,120,698

Gold 2.02%		18,469,363
Barrick Gold Corp.	496,285	17,320,346
Goldcorp, Inc.	30,486	1,149,017

Health Care Distributors 1.82%		16,648,011
Cardinal Health, Inc.	110,165	3,668,494
McKesson Corp.	253,754	12,979,517

Health Care Services 1.19%		10,846,161
Express Scripts, Inc. (I)	80,657	5,649,216
Laboratory Corp. of America Holdings (I)(L)	77,347	5,196,945

Heavy Electrical Equipment 0.95%		8,667,352
ABB, Ltd., SADR (I)	474,144	8,667,352

Home Entertainment Software 0.10%		909,405
Electronic Arts, Inc. (I)	42,357	909,405

Home Improvement Retail 0.75%		6,816,363
Lowe's Cos., Inc.	303,489	6,816,363

Homebuilding 0.56%		5,098,967
Pulte Homes, Inc. (L)	448,458	5,098,967

Hypermarkets & Super Centers 0.42%		3,835,953
Costco Wholesale Corp.	77,494	3,835,953

Industrial Gases 0.00%		1,111
Brazil Ethanol, Inc. (I)(S)	111,100	1,111

Integrated Oil & Gas 2.48%		22,620,144
Suncor Energy, Inc. (L)	696,433	22,620,144

John Hancock Balanced Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Internet Software & Services 1.77%		16,165,103
eBay, Inc. (I)	560,327	11,906,949
Google, Inc. (Class A) (I)	9,611	4,258,154

Investment Banking & Brokerage 3.11%		28,412,324
Charles Schwab Corp.	1,012,935	18,101,148
Goldman Sachs Group, Inc.	39,683	6,480,234
Morgan Stanley	134,419	3,830,942

Life & Health Insurance 0.37%		3,406,834
MetLife, Inc.	90,567	3,074,750
Principal Financial Group, Inc.	14,012	332,084

Managed Health Care 0.14%		1,312,738
Aetna, Inc.	48,674	1,312,738

Metal & Glass Containers 0.80%		7,311,592
Owens-Illinois, Inc. (I)	215,427	7,311,592

Movies & Entertainment 0.94%		8,547,360
Viacom, Inc. (Class B) (I)	369,057	8,547,360

Multi-Media 1.17%		10,645,008
News Corp. (Class B) (L)	885,608	10,645,008

Multi-Utilities 0.27%		2,481,827
CMS Energy Corp. (L)	191,795	2,481,827

Oil & Gas Equipment & Services 0.10%		873,409
Weatherford International, Ltd. (I)	46,557	873,409

Oil & Gas Exploration & Production 2.96%		27,054,671
Canadian Natural Resources, Ltd.	73,007	4,408,893
Denbury Resources, Inc. (I)	383,503	6,366,150
Southwestern Energy Co. (I)(L)	392,943	16,279,628

Oil & Gas Storage & Transportation 1.44%		13,184,545
Southern Union Co.	192,020	3,721,348
Williams Cos., Inc.	566,998	9,463,197

Pharmaceuticals 2.24%		20,474,383
Abbott Laboratories	51,774	2,329,312
Merck & Co., Inc.	26,623	798,956
Pfizer, Inc. (L)	1,055,411	16,812,697
Shire PLC, ADR	11,904	533,418

Property & Casualty Insurance 2.13%		19,497,289
ACE, Ltd.	205,913	10,102,092
Berkshire Hathaway, Inc. (Class B) (I)	2,954	9,395,197

Publishing 0.96%		8,790,253
Washington Post Co. (Class B)	19,469	8,790,253

Railroads 0.23%		2,097,646
Burlington Northern Santa Fe Corp.	26,691	2,097,646

Regional Banks 0.38%		3,487,368
PNC Financial Services Group, Inc.	86,806	3,182,308
Regions Financial Corp.	69,018	305,060

John Hancock Balanced Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Specialized Finance 0.31%		2,798,183
NASDAQ OMX Group, Inc. (I)	132,427	2,798,183

Specialty Chemicals 1.52%		13,858,446
Ecolab, Inc.	333,858	13,858,446

Steel 0.23%		2,136,241
Arcelormittal	23,598	850,472
Cliffs Natural Resources, Inc.	46,943	1,285,769

Systems Software 3.27%		29,849,561
Microsoft Corp.	951,510	22,379,515
Symantec Corp. (I)	500,338	7,470,046

Water Utilities 0.11%		1,045,911
American Water Works Co., Inc.	53,065	1,045,911

Wireless Telecommunication Services 0.41%		3,701,148
Vodafone Group PLC, SADR	179,842	3,701,148

		Maturity
	Rate	date	Par value	Value

U.S. Government & agency securities 15.36%				$140,306,126
(Cost $138,522,655)

U.S. Government 5.82%				53,143,652
U.S. Treasury,
Bond	6.000%	02/15/26	2,500,000	3,021,875
Inflation Indexed Note TIPS (D)	2.500	07/15/16	2,117,700	2,222,924
Inflation Indexed Note TIPS (D)	2.000	01/15/14	16,201,920	16,520,903
Note	4.875	04/30/11	9,000,000	9,602,577
Note	2.625	06/30/14	6,425,000	6,459,117
Note	2.375	03/31/16	16,000,000	15,316,256

U.S. Government Agency 9.54%				87,162,474
Federal Farm Credit Bank,
Bond	2.625	04/17/14	5,000,000	4,928,610
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	4.500	01/01/23	3,577,643	3,676,587
30 Yr Pass Thru Ctf	4.000	06/15/39	2,936,787	2,998,198
Note (L)	1.750	06/15/12	10,000,000	9,994,626
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	07/01/11	16,486	17,085
15 Yr Pass Thru Ctf	6.500	08/01/16	18,349	19,645
15 Yr Pass Thru Ctf	5.500	08/01/22	3,466,542	3,641,900
15 Yr Pass Thru Ctf	5.500	01/01/23	3,895,025	4,090,842
15 Yr Pass Thru Ctf	5.000	03/01/23	2,236,167	2,327,710
15 Yr Pass Thru Ctf	4.500	12/01/17	357,279	374,194
15 Yr Pass Thru Ctf	4.500	03/01/23	3,909,291	4,019,851
15 Yr Pass Thru Ctf	4.000	07/01/24	5,748,119	5,809,866
30 Yr Pass Thru Ctf	8.000	01/01/31	9,121	10,108
30 Yr Pass Thru Ctf	7.500	04/01/31	9,703	10,614
30 Yr Pass Thru Ctf	7.000	06/01/31	12,873	14,130
30 Yr Pass Thru Ctf	7.000	06/01/32	4,048	4,441
30 Yr Pass Thru Ctf	5.000	03/01/38	4,134,541	4,236,612
30 Yr Pass Thru Ctf	5.000	03/01/38	869,359	890,822
30 Yr Pass Thru Ctf	4.913	12/01/38	761,516	794,822
Note	6.000	05/15/11	1,500,000	1,628,106

John Hancock Balanced Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

U.S. Government Agency (continued)
Note	5.125%	04/15/11	1,000,000	1,069,533
Note	5.000	01/01/23	1,998,701	2,080,522
Note	5.000	03/01/23	3,926,223	4,085,727
Note (L)	2.750	03/13/14	9,000,000	9,014,958
Financing Corp.,
Bond	9.650	11/02/18	1,790,000	2,536,772
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	08/15/23	6,973,341	7,360,960
30 Yr Pass Thru Ctf	9.000	04/15/21	1,928	2,164
30 Yr Pass Thru Ctf	6.500	04/15/29	120,199	130,034
30 Yr Pass Thru Ctf	5.500	07/20/38	2,565,309	2,674,334
30 Yr Pass Thru Ctf	5.500	09/15/38	7,584,782	7,905,951
New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05/01/20	756,191	812,750

			Shares	Value

Warrants 0.00%				$9,914
(Cost $156,678)

		Expiration
		date	Strike price	Shares	Value
Paper Packaging 0.00%					9,914
Boise, Inc. (I)		06/18/11	$7.50	70,816	9,914

Short-term investments 15.61%					$142,613,235
(Cost $142,595,027)

			Rate	Shares	Value
Cash Equivalents 8.75%					79,914,715
John Hancock Collateral Investment Trust (T) (W)		0.4185% (Y)		7,982,770	79,914,715

		Maturity
	Rate	date		Par value	Value
U.S. Government Agency 4.67%					42,699,787
Federal Home Loan Bank,
Discount Note	0.090%	08/03/09		42,700,000	42,699,787

U.S. Government 2.19%					19,998,733
United States Treasury,
Bill	0.110	08/20/09		20,000,000	19,998,733

Total investments (Cost $904,785,960)† 107.98%					$986,455,933

Other assets and liabilities, net (7.98%)					($72,897,406)

Total net assets 100.00%					$913,558,527

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only

MTN Medium-Term Note

SADR Sponsored American Depositary Receipts

John Hancock Balanced Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

TIPS Treasury Inflation Protected Security

(D) Principal amount of security is adjusted for inflation.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2009.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

(Y) The rate shown is the annualized seven-day yield as of July 31,2009.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $946,631,355. Net unrealized appreciation aggregated $39,824,578, of which $94,520,923 related to appreciated investment securities and $54,696,345 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual Fund, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

11

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund investments as of July 31, 2009, by major security category or security type.

Investments in	Level 1	Level 2	Level 3	Totals
Securities
Equity Securities
Consumer Discretionary	$57,047,157	-	-	$57,047,157
Consumer Staples	34,372,113	-	-	34,372,113
Corporate Bonds	-	$160,506,552	-	160,506,552
Energy	63,732,769	-	-	63,732,769
Financials	82,865,737	15,804,492	-	98,670,229
Health Care	68,046,948	-	-	68,046,948
Industrials	30,099,403	-	$1,111	30,100,514
Information Technology	128,618,361	-	-	128,618,361
Materials	46,555,462	-	-	46,555,462
Telecommunication
Services	3,701,148	-	-	3,701,148
Utilities	20,040,446	-	-	20,040,446
Fixed Income Securities
Asset Backed Securities	-	5,065,976	600,000	5,665,976
Collateralized Mortgage
Obligations	-	874,697	1,408,692	2,283,389
U.S. Government Agency	-	124,501,634	-	124,501,634
Short-term Investments	79,914,715	62,698,520	-	142,613,235
Total Investments in
Securities	$614,994,259	$369,451,871	$2,009,803	$986,455,933

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Collatrelized
	Asset Backed	Mortgage
	Securities	Obligations	Industrials	Totals
Balance as of October 31, 2008	$615,000	$2,080,743	$1,111,000	$3,806,743
Accrued discounts/premiums	-	(113,756)	-	(113,756)
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation
(depreciation)	(15,000)	724,553	(1,109,889)	(400,336)
Net purchases (sales)	-	(1,282,848)	-	(1,282,848)
Transfers in and/or out of level 3	-	-	-	-
Balance as of July 31, 2009	$600,000	$1,408,692	$1,111	$2,009,803

12

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Risk and uncertainties

Interest-rate risk
Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

13

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q3 7/09
9/09

John Hancock
MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value
Bonds 0.00%				$70,300
(Cost $286,174)

Airlines 0.00%				70,300
Northwest Airlines, Inc.,
Conv Sr Note (H) (S)	7.625%	11/15/23	3,000,000	7,800
Northwest Airlines, Inc.,
Gtd Conv Sr Note (H)	6.625	05/15/23	25,000,000	62,500

Issuer			Shares	Value
Common stocks 97.56%			$2,058,049,638
(Cost $2,134,722,149)

Aerospace & Defense 0.75%				15,851,205
Lockheed Martin Corp.			126,341	9,445,253
Raytheon Co.			136,442	6,405,952

Agricultural Products 3.16%				66,599,965
Archer-Daniels-Midland Co.			1,565,221	47,144,457
Bunge, Ltd.			278,055	19,455,508

Airlines 0.00%				17,048
Delta Air Lines, Inc. (I)			2,460	17,048

Aluminum 0.06%				1,199,838
Alcoa, Inc.			102,027	1,199,838

Asset Management & Custody Banks 0.90%				19,010,670
Franklin Resources, Inc.			141,702	12,566,133
State Street Corp.			128,122	6,444,537

Automobile Manufacturers 0.62%				13,089,168
Ford Motor Co. (I)			1,636,146	13,089,168

Biotechnology 3.19%				67,352,636
Amgen, Inc. (I)			296,417	18,469,744
Cephalon, Inc. (I)(L)			418,144	24,524,146
Genzyme Corp. (I)			73,022	3,789,112
Gilead Sciences, Inc. (I)			420,389	20,569,634

Broadcasting & Cable TV 0.62%				13,138,758
CBS Corp. (Class B)			1,604,244	13,138,758

Communications Equipment 3.55%				74,922,035
Cisco Systems, Inc. (I)			714,236	15,720,334
Corning, Inc.			3,482,453	59,201,701

Computer & Electronics Retail 1.83%				38,669,467
Best Buy Co., Inc.			1,034,773	38,669,467

Computer Hardware 5.23%				110,369,761
Apple, Inc. (I)			257,610	42,090,898
Dell, Inc. (I)			5,103,054	68,278,863

Computer Storage & Peripherals 2.13%				45,020,153
EMC Corp. (I)			2,989,386	45,020,153

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

Data Processing & Outsourced Services 3.67%		77,308,045
Companhia Brasileira De Meios De Pagamento	964,569	9,254,072
Fiserv, Inc. (I)	1,435,435	68,053,973

Diversified Banks 1.13%		23,801,072
Wells Fargo & Co. (L)	973,061	23,801,072

Diversified Financial Services 2.56%		53,908,986
Bank of America Corp.	2,562,511	37,899,538
JPMorgan Chase & Co.	414,216	16,009,448

Diversified Metals & Mining 0.86%		18,114,743
Avalon Rare Metals, Inc. (I)	997,920	1,926,826
Freeport-McMoRan Copper & Gold, Inc. (Class B)	267,373	16,122,592
Titanium Resources Group Ltd. (I)	948,050	65,325

Drug Retail 2.40%		50,522,107
Walgreen Co.	1,627,121	50,522,107

Electric Utilities 2.10%		44,238,519
American Electric Power Co., Inc.	1,173,616	36,335,151
FPL Group, Inc.	139,463	7,903,368

Electrical Components & Equipment 0.30%		6,432,311
Emerson Electric Co.	176,809	6,432,311

Environmental & Facilities Services 2.43%		51,270,569
Republic Services, Inc.	1,927,465	51,270,569

Gas Utilities 0.94%		19,912,427
EQT Corp.	518,823	19,912,427

Gold 3.41%		71,895,807
Barrick Gold Corp.	1,960,426	68,418,867
Goldcorp, Inc.	92,251	3,476,940

Health Care Distributors 3.23%		68,179,468
Cardinal Health, Inc.	415,599	13,839,447
McKesson Corp.	1,062,366	54,340,021

Health Care Services 1.98%		41,763,650
Express Scripts, Inc. (I)	310,191	21,725,778
Laboratory Corp. of America Holdings (I)	298,227	20,037,872

Heavy Electrical Equipment 1.57%		33,122,208
ABB, Ltd., SADR (I)(L)	1,811,937	33,122,208

Home Entertainment Software 0.16%		3,385,110
Electronic Arts, Inc. (I)	157,667	3,385,110

Home Improvement Retail 1.24%		26,116,421
Lowe's Cos., Inc.	1,162,797	26,116,421

Homebuilding 0.91%		19,144,283
Pulte Homes, Inc.	1,683,754	19,144,283

Hypermarkets & Super Centers 0.68%		14,272,484
Costco Wholesale Corp.	288,333	14,272,484

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Industrial Gases 0.00%		5,000
Brazil Ethanol, Inc. (I)(S)	500,000	5,000

Integrated Oil & Gas 4.08%		86,028,639
Suncor Energy, Inc. (L)	2,648,665	86,028,639

Internet Software & Services 2.89%		60,995,400
eBay, Inc. (I)	2,095,274	44,524,573
Google, Inc. (Class A) (I)	37,176	16,470,827

Investment Banking & Brokerage 5.40%		113,816,029
Charles Schwab Corp.	3,867,230	69,107,400
Goldman Sachs Group, Inc.	183,315	29,935,340
Morgan Stanley	518,361	14,773,289

Life & Health Insurance 0.60%		12,737,701
MetLife, Inc.	338,662	11,497,575
Principal Financial Group Inc.	52,326	1,240,126

Managed Health Care 0.24%		5,042,068
Aetna, Inc.	186,951	5,042,068

Metal & Glass Containers 1.26%		26,627,932
Owens-Illinois, Inc. (I)	784,559	26,627,932

Movies & Entertainment 1.57%		33,023,913
Viacom, Inc. (Class B) (I)	1,425,903	33,023,913

Multi-Media 1.89%		39,912,578
News Corp. (Class B)(L)	3,320,514	39,912,578

Multi-Utilities 0.45%		9,535,913
CMS Energy Corp. (L)	736,933	9,535,913

Oil & Gas Equipment & Services 0.16%		3,356,427
Weatherford International, Ltd. (I)	178,914	3,356,427

Oil & Gas Exploration & Production 5.32%		112,211,082
Canadian Natural Resources, Ltd.	300,817	18,166,339
Denbury Resources, Inc. (I)	1,886,044	31,308,330
Southwestern Energy Co. (I)	1,514,275	62,736,413

Oil & Gas Storage & Transportation 2.43%		51,218,075
Southern Union Co.	740,032	14,341,820
Williams Cos., Inc.	2,209,482	36,876,255

Pharmaceuticals 3.62%		76,363,844
Abbott Laboratories	194,602	8,755,144
Merck & Co., Inc.	103,418	3,103,574
Pfizer, Inc.	4,049,286	64,505,126

Property & Casualty Insurance 3.69%		77,769,134
ACE, Ltd.	770,805	37,815,693
Berkshire Hathaway, Inc.(Class B)(I)	12,562	39,953,441

Publishing 1.58%		33,430,866
Washington Post Co. (Class B)	74,044	33,430,866

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

			Shares	Value
Railroads 0.38%				8,088,247
Burlington Northern Santa Fe Corp.			102,917	8,088,247

Regional Banks 0.65%				13,612,688
PNC Financial Services Group, Inc.			339,254	12,437,052
Regions Financial Corp.			265,981	1,175,636

Specialized Finance 0.49%				10,435,853
NASDAQ OMX Group, Inc. (I)			493,888	10,435,853

Specialty Chemicals 2.55%				53,740,299
Ecolab, Inc.			1,294,635	53,740,299

Steel 0.38%				8,076,264
Arcelormittal			90,684	3,268,251
Cliffs Natural Resources, Inc.			175,539	4,808,013

Systems Software 5.47%				115,353,134
Microsoft Corp.			3,683,379	86,644,834
Symantec Corp. (I)			1,922,360	28,708,300

Water Utilities 0.19%				4,042,048
American Water Works Co., Inc.			205,076	4,042,048

Wireless Telecommunication Services 0.66%				13,997,590
Vodafone Group PLC, SADR			680,155	13,997,590

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations 0.36%				$7,535,760
(Cost $6,096,126)

Collateralized Mortgage Obligations 0.36%				7,535,760
American Home Mortgage Investment Trust,
Mtg Pass thru Ctf Ser 2007-1 Class GIOP, IO	2.078%	05/25/47	70,814,302	2,865,770
Harborview Mortgage Loan Trust,
Ser 2005-10-X ,IO	3.106	11/19/35	145,545,934	2,547,054
Residential Accredit Loans, Inc.,
Ser 2005-Q02 Class X ,IO	1.201	09/25/45	169,834,915	2,122,936

		Maturity
	Rate	date	Par value	Value
Short-term investments 9.79%			$206,457,981
(Cost $206,459,165)

		Rate	Shares	Value
Cash Equivalents 0.00%				162,658,200
John Hancock Collateral Investment Trust(T)(W)		0.4185% (Y)	16,247,947	162,658,200
		Maturity
	Rate	date	Par value	Value
U.S. Government Agency 2.08%				43,799,781
Federal Home Loan Bank,
Discount Note	0.090%	08/03/09	43,800,000	43,799,781

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

Total investments (Cost $2,347,563,614)† 107.71%	$2,272,113,679

Other assets and liabilities, net (7.71%)	($162,737,709)

Total net assets 100.00%	$2,109,375,970

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

IO Interest Only

SADR Sponsored American Depositary Receipts

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

(Y) The rate shown is the annualized seven-day yield as of July 31, 2009.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $2,374,941,820. Net unrealized depreciation aggregated $102,828,141, of which $186,037,761 related to appreciated investment securities and $288,865,902 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

6

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities
Consumer Discretionary	$216,525,454	-	-	$216,525,454
Consumer staples	131,394,556	-	-	131,394,556
Energy	252,814,223	-	-	252,814,223
Financials	325,092,133	-	-	325,092,133
Health Care	258,701,666	-	-	258,701,666
Industrials	114,781,588	$7,800	$5,000	114,794,388
Information Technology	487,353,638	-	-	487,353,638
Materials	179,589,558	65,325	-	179,654,883
Telecommunication Services	13,997,590	-	-	13,997,590
Utilities	77,728,907	-	-	77,728,907
Fixed Income Securities
Collateralized Mortgage
Obligations	-	-	7,535,760	7,535,760
Corporate Bonds			62,500	62,500
Short-term Investments	162,658,200	43,799,781	-	206,457,981
Total Investments in
Securities	$2,220,637,513	$43,872,906	$7,603,260	$2,272,113,679

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized
	Mortgage	Corporate
	Obligations	Bonds	Industrials	Materials	Totals

Balance as of 10/31/08	$11,847,674	$62,500	$5,000,000	$109,853	$17,020,027
Accrued discounts/premiums	-	-	-	-	-
Realized gain (loss)	-	-	-	-	-
Change in Unrealized
appreciation (depreciation)	212,513	-	(4,995,000)	-	(4,782,487)
Net purchases (sales)	(4,524,427)	-	-	-	(4,524,427)
Transfers in and/or out of
Level 3	-	-	-	(109,853)	(109,853
Balance as of 7/31/09	$7,535,760	$62,500	$5,000	-	$7,603,260

7

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Risk and uncertainties

Sector risk

The Fund may focus its investments in a particular industry, sector of the economy or invest in a limited number of companies. The focus is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, technology companies can be hurt by economic declines, regulatory, market and other factors. Accordingly, this may make the Fund’s value more volatile and investment values may rise and fall more rapidly than a fund that is less focused.

8

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q3 7/09
9/09

John Hancock
MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Common stocks 97.07%		$239,464,339
(Cost $253,414,088)

Advertising 1.58%		3,902,131
MDC Partners, Inc., Class A (I)	572,160	3,902,131

Application Software 1.16%		2,858,130
Aspen Technology, Inc. (I)	288,700	2,858,130

Asset Management & Custody Banks 3.22%		7,943,683
Affiliated Managers Group, Inc. (I)	27,482	1,814,362
Fortress Investment Group LLC (I)	172,273	687,369
Janus Capital Group Inc.	254,565	3,477,358
Waddell & Reed Financial, Inc.	69,249	1,964,594

Biotechnology 2.60%		6,412,941
Cephalon, Inc. (I)	44,971	2,637,549
OSI Pharmaceuticals, Inc. (I)	111,731	3,775,392

Broadcasting & Cable TV 1.33%		3,289,621
Sirius XM Radio, Inc. (I)	7,310,268	3,289,621

Casinos & Gaming 0.85%		2,108,738
MGM Mirage (I)	291,665	2,108,738

Communications Equipment 6.45%		15,908,219
DG Fastchannel, Inc. (I)	555,653	11,663,156
MRV Communications, Inc. (I)	6,947,730	4,245,063

Data Processing & Outsourced Services 6.32%		15,587,470
Broadridge Financial Solutions, Inc.	393,954	6,803,586
Lender Processing Services, Inc.	256,989	8,783,884

Distributors 1.19%		2,923,899
Core-Mark Holding Co., Inc. (I)	108,857	2,923,899

Diversified Metals & Mining 1.54%		3,799,967
FNX Mining Co., Inc. (I)	471,603	3,799,967

Education Services 1.30%		3,208,835
ChinaCast Education Corp.	539,300	3,208,835

Environmental & Facilities Services 0.39%		954,659
Clean Harbors, Inc. (I)	18,299	954,659

Gold 6.02%		14,844,504
Franco-Nevada Corp.	89,255	2,228,786
Gammon Gold, Inc. (I)	1,101,163	7,686,118
Royal Gold, Inc.	120,000	4,929,600

Homebuilding 3.12%		7,701,092
Pulte Homes, Inc.	627,701	7,136,960
Standard Pacific Corp. (I)	163,992	564,132

Insurance Brokers 4.15%		10,228,423
eHealth, Inc. (I)	629,829	10,228,423

Internet Retail 0.68%		1,677,625
drugstore.com, Inc. (I)	739,042	1,677,625

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Internet Software & Services 5.99%		14,778,124
Akamai Technologies, Inc. (I)	96,671	1,589,271
Bankrate, Inc. (I)	249,721	7,166,993
The Knot, Inc. (I)	689,000	6,021,860

Investment Banking & Brokerage 2.24%		5,537,029
BGC Partners, Inc. (Class A)	697,862	3,189,229
FCStone Group, Inc. (I)	420,000	2,347,800

Leisure Facilities 1.44%		3,564,202
International Speedway Corp.	139,390	3,564,202

Multi-Sector Holdings 4.69%		11,562,554
PICO Holdings, Inc. (I)	381,225	11,562,554

Oil & Gas Drilling 0.89%		2,192,255
Patterson-UTI Energy, Inc.	158,744	2,192,255

Oil & Gas Exploration & Production 7.17%		17,691,526
Carrizo Oil & Gas, Inc. (I)	90,831	1,725,789
Denbury Resources, Inc. (I)	274,410	4,555,206
McMoRan Exploration Co. (I)	289,205	1,839,344
Plains Exploration & Production Co. (I)	258,222	7,398,060
Warren Resources, Inc. (I)	924,735	2,173,127

Oil & Gas Storage & Transportation 1.25%		3,078,184
Southern Union Co.	158,833	3,078,184

Pharmaceuticals 0.52%		1,294,060
Novabay Pharmaceuticals, Inc. (I)	643,811	1,294,060

Precious Metals & Minerals 2.04%		5,024,369
Minefinders Corp. Ltd. (I)(L)	562,010	5,024,369

Publishing 5.53%		13,633,946
Washington Post Co. (Class B)	30,197	13,633,946

Railroads 1.37%		3,377,248
Kansas City Southern (I)	166,285	3,377,248

Real Estate Development 1.48%		3,645,600
Forestar Group, Inc. (I)	280,000	3,645,600

Regional Banks 1.52%		3,744,291
KeyCorp	440,000	2,543,200
Regions Financial Corp.	271,740	1,201,091

Reinsurance 1.75%		4,311,229
Greenlight Capital Re, Ltd. (I)	99,695	1,827,409
Maiden Holdings Ltd.	326,389	2,483,820

Restaurants 3.81%		9,400,033
Carrols Restaurant Group, Inc. (I)	839,232	5,681,601
Domino's Pizza, Inc. (I)	452,364	3,718,432

Security & Alarm Services 1.40%		3,452,557
Brink's Co.	127,166	3,452,557

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

				Shares	Value
Specialized Consumer Services 4.00%					9,874,000
Coinstar, Inc. (I)				136,000	4,519,280
Regis Corp.				392,000	5,354,720

Specialized Finance 2.44%					6,023,694
CIT Group, Inc.				498,499	433,694
MSCI Inc. (I)				200,000	5,590,000

Textiles 1.38%					3,414,156
Joe's Jeans, Inc. (I) (W)				4,741,884	3,414,156

Thrifts & Mortgage Finance 4.26%					10,515,345
Brookline Bancorp, Inc.				294,413	3,429,911
Northeast Community Bancorp, Inc.				491,549	3,755,434
TFS Financial Corp.				300,000	3,330,000

Investment Companies 1.30%					$3,196,533
(Cost $2,141,938)

Investment Companies 1.30%					3,196,533
Proshares Ultra Real Estate				428,662	1,834,673
Proshares Ultra Financials				298,000	1,361,860

Warrants 0.17%					$426,076
(Cost $515,413)
		Expration
		date	Strike price	Par value	Value
Packaged Foods & Meats 0.17%					426,076
Westway Group, Inc. (I)		05-24-11	USD 5.00	1,775,313	426,076

Short-term investments 1.18%					$2,904,262
(Cost $2,904,257)

		Rate		Shares	Value
Cash Equivalents 0.00%					4,276
John Hancock Collateral Investment Trust(T)(W)		0.4185% (Y)		427	4,276

		Maturity
	Rate	date		Par value	Value
U.S. Government Agency 1.18%					2,899,986
Federal Home Loan Bank,
Discount Note	0.090%	08-03-09		2,900,000	2,899,986

Total investments (Cost $258,975,696)† 99.72%					$245,991,210

Other assets and liabilities, net 0.28%					$702,041

Total net assets 100.00%					$246,693,251

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

(Y) The rate shown is the annualized seven-day yield as of July 31, 2009.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $259,473,649. Net unrealized depreciation aggregated $13,482,439, of which $30,539,032 related to appreciated investment securities and $44,021,471 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

5

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$64,698,278	-	-	$64,698,278
Consumer Staples	426,076	-	-	426,076
Energy	22,961,965	-	-	22,961,965
Financials	66,708,381	-	-	66,708,381
Health Care	7,707,001	-	-	7,707,001
Industrials	7,784,464	-	-	7,784,464
Information Technology	49,131,943	-	-	49,131,943
Materials	23,668,840	-	-	23,668,840
Short-term Investments	4,276	$2,899,986	-	2,904,262
Total Investments in Securities	$243,091,224	$2,899,986	-	$245,991,210

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Industrials
Balance as of October 31, 2008	$1,294,620
Accrued discounts/premiums	-
Realized gain (loss)	(1,170,336)
Change in unrealized appreciation (depreciation)	(122,989)
Net purchases (sales)	(1,295)
Transfers in and/or out of Level 3	-
Balance as of July 31, 2009	$-

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

6

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended July 31, 2009, is set forth below.

	Beginning share	Ending share	Realized gain	Dividend
Affiliate	amount	amount	(loss)	Income	Ending value
Joe’s Jeans, Inc.
bought: 1,921,884
sold: none	2,820,000	4,741,884	-	-	$3,414,156

Risk and uncertainties

Sector risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies, health science companies and technology companies are particularly susceptible to the impact of market, economic, changes in interest rates, regulatory and other factors. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q3 7/09
9/09

John Hancock
MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Global Opportunities Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Common stocks 89.91%		$127,014,536
(Cost $105,524,020)

Argentina 1.63%		2,300,877
Cresud SA, SADR (L)	229,171	2,300,877

Bermuda 2.50%		3,528,630
GP Investments, Ltd. (I)	788,448	3,528,630

Brazil 14.02%		19,807,018
Companhia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	85,288	2,875,059
Minerva SA (I)	2,033,187	5,067,302
OGX Petroleo E Gas Participacoes SA	9,550	6,219,081
Santos Brasil Participacoes SA	650,018	4,320,098
SLC Agricola SA	138,544	1,325,478

Canada 4.53%		6,404,070
Breakwater Resources, Ltd. (I)	4,587,340	1,234,930
Fortune Minerals, Ltd. (I)	587,992	284,922
Franco-Nevada Corp.	103,936	2,595,385
Suncor Energy, Inc.	70,469	2,288,833

France 14.98%		21,161,195
Electricite de France	102,216	5,067,788
Rhodia SA	781,751	8,555,543
Total SA	45,056	2,508,356
Vivendi SA	196,451	5,029,508

Hong Kong 4.57%		6,447,653
China Green Holdings, Ltd.	2,626,954	2,795,861
Natural Beauty Bio-Technology, Ltd.	21,460,828	3,651,792

India 2.06%		2,912,866
Bharti Airtel, Ltd.	171,196	1,465,570
Punjab National Bank, Ltd.	100,686	1,447,296

Indonesia 1.22%		1,726,514
Bumi Resources Tbk PT	5,892,281	1,677,644
Multi Indocitra Tbk PT	1,829,413	48,870

Japan 1.41%		1,993,704
Nikko ETF 225	18,117	1,993,704

United Arab Emirates 1.56%		2,209,263
Kingdom Hotel Investments (I)	738,884	2,209,263

United Kingdom 3.86%		5,448,843
Vodafone Group PLC, ADR	264,764	5,448,843

United States 37.57%		53,073,903
Abbott Laboratories	75,013	3,374,835
Brazil Ethanol, Inc. (I)(S)	289,727	2,897
CBS Corp. (Class B)	698,939	5,724,311
Dell, Inc. (I)	172,375	2,306,378
Denbury Resources, Inc. (I)	148,579	2,466,411
iShares MSCI Japan Index Fund	398,823	3,936,383
iShares MSCI Taiwan Index	60,877	689,736
Merck & Co., Inc.	216,268	6,490,203

John Hancock Global Opportunities Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

United States (continued)
Microsoft Corp.	201,062	4,728,978
Pfizer, Inc.	494,044	7,870,121
PICO Holdings, Inc. (I)	148,853	4,514,712
Plains Exploration & Production Co. (I)	81,739	2,341,822
Sirius XM Radio, Inc. (I)	10,343,758	4,654,691
SPDR Russell/Nomura Small Cap Japan ETF	43,428	1,685,875
TXCO Resources, Inc. (I)	339,330	93,316
Warren Resources, Inc. (I)	933,291	2,193,234

Warrants 0.01%		$12,826

	Expration
	date	Strike price	Shares	Value
Canada 0.01%				12,826
Fortune Minerals, Ltd. (I)	09/02/10	CAD 0.80	294,996	12,826

			Shares	Value
Short-term investments 13.43%				$18,980,164
(Cost $18,979,971)

		Rate	Shares	Value
Cash Equivalents 0.12%				180,258
John Hancock Collateral Investment Trust (T)(W)		0.4185% (Y)	18,006	180,258

		Maturity
	Rate	date	Par value	Value
U.S. Government Agency 13.31%				18,799,906

Federal Home Loan Bank, Discount Note	0.090%	08/03/09	18,800,000	18,799,906

Total investments (Cost $124,503,991)† 103.35%				$146,007,526

Other assets and liabilities, net (3.35%)				($4,738,565)

Total net assets 100.00%				$141,268,961

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

(Y) The rate shown is the annualized seven-day yield as of July 31, 2009.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $132,362,623. Net unrealized appreciation aggregated $13,644,903, of which $24,528,277 related to appreciated investment securities and $10,883,374 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other Fund securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

3

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards, options and swap contracts, which are stated at market value.

Investments in
Securities	Level 1	Level 2	Level 3	Totals
Argentina	$2,300,877	-	-	$2,300,877
Bermuda	3,528,630	-	-	3,528,630
Brazil	19,807,018	-	-	19,807,018
Canada	6,119,148	$297,748	-	6,416,896
France	-	21,161,195	-	21,161,195
Hong Kong	-	6,447,653	-	6,447,653
India	-	2,912,866	-	2,912,866
Indonesia	-	1,726,514	-	1,726,514
Japan	1,993,704	-	-	1,993,704
United Arab Emirates	2,209,263	-	-	2,209,263
United Kingdom	5,448,843	-	-	5,448,843
United States	53,071,006		$2,897	53,073,903
Short-term Investments	180,258	18,799,906	-	18,980,164
Total Investments in
Securities	$94,658,747	$51,345,882	$ 2,897	$146,007,526

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			United	Other
	Canada	Indonesia	States	Securities	Totals
Balance as of October 31, 2008	$435,632	$57,064	$2,897,270	-	$3,389,966
Accrued discounts/premiums	-	-	-	-	-
Realized gain (loss)	-	-	-	$917,500	917,500
Change in unrealized appreciation
(depreciation)	-	-	(2,894,373)	(245,500)	(3,139,873)
Net purchases (sales)	-	-	-	(1,580,000)	(1,580,000)
Transfers in and/or out of level 3	(435,632)	(57,064)	-	-	415,304
Balance as of July 31, 2009	-	-	$2,897	-	$2,897

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On

4

the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation
The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Financial Instruments
The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. This disclosure for the period ended July 31, 2009 is presented in accordance with FAS 161.

Forward Foreign Currency Contracts
The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency. For more information on forward foreign currency contracts please refer to the Fund’s prospectus.

During the period, the Fund used forward foreign currency contracts to hedge against anticipated currency exchange rates. The following summarizes the forward foreign currency exchange contracts on July 31, 2009:

	Principal Amount	Principal Amount
	Covered By	Covered By	Settlement	Unrealized
Currency	Contract	Contract (USD)	Date	Deppreciation
Sells
Canadian Dollar	6,814,184	$5,904,839	Sept 2009	($422,397)
Euro	14,490,000	20,371,390	Sept 2009	(282,235)
Japanese Yen	372,655,000	3,894,399	Sept 2009	(46,113)
Pound Sterling	3,028,000	4,938,928	Sept 2009	(118,492)
		$35,109,556		($869,237)

5

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at July 31, 2009 are representative of the foreign forward currency exchange contract activity during the period ended July 31, 2009.

Fair Value of Derivative Instruments by Risk Category
The table below summarized the fair value of derivatives held by the Fund at July 31, 2009 by risk category:

Derivatives not accounted		Asset	Liability
for as hedging instruments	Financial instruments	Derivatives	Derivatives
under FAS 133	location	Fair Value	Fair Value
Foreign exchange contracts	Foreign forward currency	-	($869,237)
	contracts

Total		-	($869,237)

Risk and uncertainties

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Derivatives and counterparty risk
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them.

Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended July 31, 2009, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain(loss)	income	value
Rhodia SA
Bought: 969,879
sold: 188,128		- 781,751	$72,209	-	$8,555,543

6

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

690Q3 7/09
9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 15, 2009